Intangible Assets, Net (Details) - Schedule of Future Amortization of Intangible Asset	Jun. 30, 2023 USD ($)
Schedule of Future Amortization of Intangible Asset [Abstract]
2023	$ 343,976
2024	687,951
2025	687,951
2026	687,951
2027	687,951
Thereafter	366,220
Total	$ 3,462,000